Fees and Expenses	Sep. 30, 2025
BNY Mellon Fixed Income Completion Funds (FICS) - C
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. Shares of the fund are offered to clients of "wrap fee" programs, separately managed account programs or other similar programs where BNY Mellon Investment Adviser, Inc. (BNYIA), the fund's investment adviser, Insight North America LLC (INA), the fund's sub-adviser, or their affiliates, has an agreement with such program's sponsor (typically a registered investment adviser, bank or broker-dealer), or directly with the client, to provide advisory and administrative and other similar services for compensation. Such investors pay an advisory fee, or other fee that covers advisory and administrative or other similar services, which fee is paid at the program level. Fund shares also are offered to other BNYIA-managed funds.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - BNY Mellon Fixed Income Completion Funds (FICS) - C	BNY Mellon Fixed Income Completion Funds (FICS) - C
Management Fees (as a percentage of Assets)	0.00%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.40%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.40%)	[3]
Net Expenses (as a percentage of Assets)	0.00%
[1]	BNYIA does not charge the fund a management fee. Shares of the fund are offered to clients of "wrap fee" programs, separately managed account programs or other similar programs where BNYIA, INA or their affiliates has an agreement with such program's sponsor, or directly with the client, to provide advisory and administrative and other similar services for compensation. Such investors pay an advisory fee, or other fee that covers advisory and administrative or other similar services, which fee is paid at the program level. Participants in such a program should review the program brochure or literature provided by the sponsor for a discussion of fees and expenses charged. Fund shares also are offered to other BNYIA-managed funds.
[2]	Other expenses are based on estimated amounts for the current fiscal year.
[3]	BNYIA has contractually agreed, until November 30, 2026 to assume the direct expenses of the fund so that the direct expenses of the fund (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings, acquired fund fees and expenses, and extraordinary expenses) do not exceed .00%. On or after November 30, 2026, BNYIA may terminate this expense limitation agreement at any time.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-years example are based on net operating expenses, which reflect the expense limitation agreement by BNYIA. The Example does not include any fees paid at the "wrap fee" program, separately managed account program or other similar program level. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - BNY Mellon Fixed Income Completion Funds (FICS) - C	BNY Mellon Fixed Income Completion Funds (FICS) - C USD ($)
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	$ 88

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance.

BNY Mellon Fixed Income Completion Funds (FICS) - CP
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. Shares of the fund are offered to clients of "wrap fee" programs, separately managed account programs or other similar programs where BNY Mellon Investment Adviser, Inc. (BNYIA), the fund's investment adviser, Insight North America LLC (INA), the fund's sub-adviser, or their affiliates, has an agreement with such program's sponsor (typically a registered investment adviser, bank or broker-dealer), or directly with the client, to provide advisory and administrative and other similar services for compensation. Such investors pay an advisory fee, or other fee that covers advisory and administrative or other similar services, which fee is paid at the program level. Fund shares also are offered to other BNYIA-managed funds.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - BNY Mellon Fixed Income Completion Funds (FICS) - CP	BNY Mellon Fixed Income Completion Funds (FICS) - CP
Management Fees (as a percentage of Assets)	0.00%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.40%	[2]
Expenses (as a percentage of Assets)	0.40%
Fee Waiver or Reimbursement	(0.40%)	[3]
Net Expenses (as a percentage of Assets)	0.00%
[1]	BNYIA does not charge the fund a management fee. Shares of the fund are offered to clients of "wrap fee" programs, separately managed account programs or other similar programs where BNYIA, INA or their affiliates has an agreement with such program's sponsor, or directly with the client, to provide advisory and administrative and other similar services for compensation. Such investors pay an advisory fee, or other fee that covers advisory and administrative or other similar services, which fee is paid at the program level. Participants in such a program should review the program brochure or literature provided by the sponsor for a discussion of fees and expenses charged. Fund shares also are offered to other BNYIA-managed funds.
[2]	Other expenses are based on estimated amounts for the current fiscal year.
[3]	BNYIA has contractually agreed, until November 30, 2026 to assume the direct expenses of the fund so that the direct expenses of the fund (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings, acquired fund fees and expenses, and extraordinary expenses) do not exceed .00%. On or after November 30, 2026, BNYIA may terminate this expense limitation agreement at any time.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-years example are based on net operating expenses, which reflect the expense limitation agreement by BNYIA. The Example does not include any fees paid at the "wrap fee" program, separately managed account program or other similar program level. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - BNY Mellon Fixed Income Completion Funds (FICS) - CP	BNY Mellon Fixed Income Completion Funds (FICS) - CP USD ($)
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	$ 88

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance.